Other Comprehensive Income (Loss) - Schedule of Amounts Recognized in Other Comprehensive Income (Loss) (Detail) - USD ($) $ in Thousands	3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 30, 2018		Sep. 30, 2017		Sep. 30, 2018		Sep. 30, 2017		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Foreign currency translation adjustments, before tax									$ 4,358	$ 953	$ (11,691)
Pension and other post-retirement benefit plans, before tax									3,827	154	(393)
Total other comprehensive income (loss, before tax									8,185	1,107	(12,084)
Foreign currency translation adjustments, tax	$ 0		$ 0		$ 0		$ 0		0	0	0
Pension and other post-retirement benefit plans, tax	(161)		(35)		(123)		(102)		(971)	(42)	124
Total other comprehensive (loss) income, tax									(971)	(42)	124
Foreign currency translation adjustments, net of tax									4,358	953	(11,691)
Pension and other post-retirement benefit plans, net of tax	439	[1]	67	[1]	704	[1]	199	[1]	2,856	112	(269)
Other comprehensive income (loss)	$ (76)		$ 5,370		$ (8,376)		$ 7,094		$ 7,214	$ 1,065	$ (11,960)

[1]	Net of income tax (expense) benefit of $161 and $35 for the three months ended September 30, 2018 and 2017, respectively, and $123 and $102 for the nine months ended September 30, 2018 and 2017, respectively.